Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenues [Abstract]
Revenues	Revenues are comprised of the following:
	2021	2022	2023
Time charter revenues	56,367	73,362	74,006
Time charter revenues from related party (Note 5)	-	7,294	8,943
Total	56,367	80,656	82,949